Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

The following description of the Liberty Global 401(k) Savings & Stock Ownership Plan (the Plan) provides only general information. Participants and all others should refer to the Plan document for a more complete description of the Plan’s provisions. Liberty Global, Inc. (LGI) is a subsidiary of Liberty Global Ltd. (Liberty Global), a Bermuda exempted company limited by shares. LGI, as the Plan sponsor, reserves the right to amend the Plan at any time. In these notes, the terms “we,” “our,” “our company” and “us” may refer, as the context requires to Liberty Global. In addition, “Liberty Global” may refer, as the context requires, to Liberty Global Ltd. or collectively to Liberty Global Ltd. and its subsidiaries.

We completed the spin-off of our operations in Switzerland, referred to as “Sunrise”, together with certain other Liberty Global subsidiaries connected to our Swiss business (together, the Sunrise Entities) on November 8, 2024 (the Spin-off). Following a series of transactions, the Spin-off resulted in the transfer of the Sunrise Entities to an independent separate publicly-traded Swiss company, Sunrise Communications AG. The Spin-off was accomplished through the distribution of Sunrise common shares, in the form of Sunrise American depository shares (ADSs), to Liberty Global shareholders. Liberty Global shareholders received one Sunrise Class A ADS for every five Liberty Global Class A or Class C common shares and two Sunrise Class B ADSs for each Liberty Global Class B common share. While Fidelity (as defined and described below) was able to receive the Sunrise ADSs and sell them on the Nasdaq, Fidelity was unable to convert the Sunrise ADSs into Sunrise common shares. As a result, participants had the option to request Fidelity to sell their Sunrise ADSs prior to January 13, 2025 and reinvest the proceeds into investments of their choosing. For any Sunrise ADSs that remained in the Plan as of January 13, 2025, Liberty Global’s Plan committee instructed Fidelity to sell them and reinvest the proceeds into participant’s current elections under the Plan.

These financial statements reflect our consideration of the accounting and disclosure implications of subsequent events through June 15, 2026, the date of issuance.

General

The Plan was established January 1, 1994 and is a defined contribution plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan has been amended and restated at various dates. It was last amended in November 2024.

Eligibility

Employees of LGI are eligible to participate in the Plan. Employees under a collective bargaining agreement, leased employees, part-time employees and interns with less than 1,000 hours of service and residents of Puerto Rico are not eligible to participate in the Plan.

Trustee and Recordkeeper

The trustee and recordkeeper of the Plan is Fidelity Management Trust Company (Fidelity or the Trustee).
Contributions

Participants who are residents or citizens of the United States may make pre-tax contributions, Roth deferral contributions or a combination of pre-tax and Roth deferral contributions to the Plan of up to 75% of their eligible compensation, as defined in the Plan document. Participants may also make after-tax contributions to the Plan, up to a maximum of 20% of their eligible compensation. Catch-up contributions, as defined in the Economic Growth and Tax Relief Reconciliation Act of 2001, are permitted for those eligible employees and are matched by the employer. Participants may revise their contribution elections at any time, however, such changes will not take effect until they are implemented by Liberty Global, which occurs on a monthly basis. Once processed, the revised elections will be applied to the following pay period. Liberty Global may make matching contributions equal to 100% of participant contributions, up to a maximum match of 10% of eligible compensation. Liberty Global reserves the right to change the matching contribution at any time. All participant contributions and employer matching contributions are subject to limitations as determined annually by the Internal Revenue Service (IRS). During 2025, participant elective pre-tax and Roth deferral contributions were limited to $23,500, and combined participant and employer contributions (including after-tax contributions) per participant were limited to $70,000. Catch-up contributions for individuals age 50 through 59 and 64 and over were limited to $7,500 during 2025. Additionally, catch-up contributions for individuals age 60 through 63 were limited to $11,250 during 2025.

Participant contributions may be invested in any investment offered by the Plan at the participant’s election, except for the Fidelity Cash Reserves Money Market Fund accounts, which are used by Fidelity for managing contributions. All employer matching contributions are made in Liberty Global Class C common shares, irrespective of the form in which Liberty Global elects to satisfy the employer contributions receivable. Liberty Global common shares contributed by the employer can be transferred by participants to any investment in the Plan, except for the Fidelity Cash Reserves Money Market Fund accounts and Sunrise ADSs, which are not open for investment. Employer contributions that are not directed by the participant remain in Liberty Global Class C common shares.

Rollovers

Participants may elect to rollover amounts from other qualified plans or individual retirement accounts into the Plan provided that certain conditions are met.

Notes Receivable from Participants (Participant Loans)

Participants may borrow from their fund accounts a minimum of $1,000 up to the lesser of (i) $50,000 or (ii) the greater of 50% of their vested account balance or $10,000 (if the participant is vested in at least $10,000). Unless the loan is for the purchase of a participant’s primary residence, loans must be repaid within five years and bear interest at a rate equal to the prime rate in effect on the first day of the calendar quarter in which the loan is originated, plus 1%. Loans transferred from other plans retain the repayment terms and interest rates in effect at the time of transfer. Loans are secured by the vested balance in the participant’s account and principal and interest are paid ratably through bi-weekly payroll deductions.

Forfeitures

Forfeitures of employer contributions (due to a participant’s termination prior to full vesting) are used to offset future matching contributions and to pay Plan administrative expenses other than participant loan, distribution and asset-based fees. During 2025 and 2024, forfeitures of $500 and $9, respectively, were used to offset employer contributions. Unallocated forfeitures available as of December 31, 2025 and 2024 were $156,718 and $74,859, respectively.

Investment Options

Participants may select from a variety of core investment options available through Fidelity or the BrokerageLink self-directed brokerage account. The BrokerageLink account allows the participant to direct Fidelity to make any investment permitted under the Plan. As of December 31, 2025, the Plan had various investments, including 28 mutual funds, two employer share funds, one money market fund and one self-directed BrokerageLink account. Plan participants may change investment options on any day that the applicable exchange is open for trading. Plan participants may not invest in the Fidelity Cash Reserves Money Market Fund.
Benefit Payments

Distributions from the Plan may be made to a participant upon attaining the age of 59½, death, total disability and financial hardship (as defined in the Plan document) or termination of employment. Distributions and other withdrawals are processed on a daily basis. Benefits may be paid in a lump-sum or in installments, and employer shares may be received in-kind. In-kind distributions are priced at fair value and are accounted for when shares are transferred by the Trustee to participants. Certain other in-service distributions are allowed if certain criteria are met.

Vesting

Participant contributions are always fully vested. Participants acquire a vested right in employer matching contributions as follows:

Years of service	Vesting percentages

Less than 1	—%
1	33%
2	66%
3 or more	100%

For employees who have not been employed with LGI for at least three years, employer contributions become fully vested when a participant (i) attains the normal retirement age of 65, (ii) terminates employment due to total disability or (iii) dies.

Plan Termination

Although LGI has not expressed any intent to terminate the Plan, it may do so at any time, subject to the provisions of ERISA. The Plan provides for full and immediate vesting of all participant rights upon termination of the Plan.

Participant Accounts

Participant accounts are credited with the participant’s contributions, employer contributions and earnings on investments and are charged with participant withdrawals, losses on investments, distributions and loan and distribution fees. The investment earnings or losses of each investment fund are allocated to each participant’s account in accordance with the Plan document.